Total Stock Based Compensation Expense and the Tax Related Benefit (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Stock option expense	$ 8,838	$ 10,554	$ 11,126
RSU expense	15,399	13,059	9,644
Total stock based compensation expense	24,237	23,613	20,770
Related deferred income tax benefit	$ 6,744	$ 6,057	$ 5,775